Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	Year Ended December 31,
	2022	2023	2023
	S$	S$	US$
Income tax expense (benefit) is comprised of the following:
Current	330,760	(46,242)	(35,050)
Deferred	(330,760)	46,242	35,050

Total income tax expenses	-	-	-

Schedule of Reconciliation Between the Statutory Tax Rate to the Effective Tax Rate

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	Year Ended December 31,
	2022	2023	2023
	S$	S$	S$
Income (loss) before tax	1,987,887	(1,307,693)	(991,203)

Singapore income tax rate	17.0%	(17.0)%	(17.0)%
Reconciling items:
Non-deductible expenses	0.5%	0.6%	0.6%
Income not subject to tax	(0.3)%	(0.9)%	(0.9)%
Effect on different tax rate in different countries	0.0%	14.3%	14.3%
Under provision of current taxation in respect of prior year	(16.6)%	3.5%	3.5%
Others	(0.6)%	(0.5)%	(0.5)%

Effective tax rate	0.0%	0.0%	0.0%

Schedule of Components of Deferred Tax

Significant components of deferred tax were as follows:

	As of December, 31
	2022	2023	2023
	S$	S$	US$

Net operating loss carried forward	1,274,412	2,348,731	1,780,286

Deferred tax assets, gross	216,650	399,284	302,648
Valuation allowance	(55,650)	(238,284)	(180,614)

Deferred tax assets, net of valuation allowance	161,000	161,000	122,034